UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Apr. 30, 2022	Jan. 31, 2022
Current assets:
Cash and cash equivalents	$ 69,517	$ 138,176
Restricted cash	4,848	14,015
Accounts receivable, less reserves of approximately $92 and $125 as of April 30, 2022 and January 31, 2022, respectively	99,526	173,876
Prepaid expenses and other current assets	40,021	37,082
Current assets associated with discontinued operations	43,905	64,074
Total current assets	257,817	427,223
Property and equipment, net	12,002	11,475
Goodwill	1,104,332	795,811
Intangible assets, net	868,218	793,859
Right of use assets	15,310	17,988
Other assets	11,357	10,780
Non-current assets associated with discontinued operations	159,021	164,812
Total assets	2,428,057	2,221,948
Current liabilities:
Current maturities of long-term debt	37,795	4,800
Borrowings under accounts receivable facility	27,990	74,629
Accounts payable	28,333	24,159
Accrued compensation	27,066	40,822
Accrued expenses and other current liabilities	41,388	47,757
Lease liabilities	4,967	6,387
Deferred revenue	236,800	259,701
Current liabilities associated with discontinued operations	74,688	87,467
Total current liabilities	479,027	545,722
Long-term debt	585,072	462,185
Warrant liabilities	18,093	28,199
Deferred tax liabilities	93,992	99,395
Long term lease liabilities	10,277	11,750
Deferred revenue - non-current	1,708	1,248
Other long-term liabilities	11,548	11,125
Long-term liabilities associated with discontinued operations	2,656	2,426
Total long-term liabilities	723,346	616,328
Commitments and contingencies
Shareholders' equity :
Shareholders' common stock- Class A common shares, $0.0001 par value: 375,000,000 shares authorized and 163,760,305 shares issued and outstanding at April 30, 2022 and 133,258,027 shares issued and outstanding at January 31, 2022	14	11
Additional paid-in capital	1,495,820	1,306,146
Accumulated deficit	(268,872)	(247,229)
Accumulated other comprehensive (loss) income	(1,278)	970
Total shareholders' equity	1,225,684	1,059,898
Total liabilities and shareholders' equity	$ 2,428,057	$ 2,221,948